Changes in significant accounting policies	12 Months Ended
Dec. 31, 2021
Disclosure Of Changes In Significant Accounting Policies [Abstract]
Changes in significant accounting policies

5 Changes in significant accounting policies

Changes in significant accounting policies for the years ended December 31, 2021 and 2020 are reported below.

(A) COVID-19 Related Rent Concessions

In response to the COVID-19 coronavirus pandemic, in May 2020, the IASB issued an amendment to IFRS 16 “Leases” to provide practical relief for lessees in accounting for rent concessions. Under the practical expedient, lessees are not required to assess whether eligible rent concessions are lease modifications, and instead are permitted to account for them as if they were not lease modifications. Rent concessions are eligible for the practical expedient if they occur as a direct consequence of the COVID-19 pandemic and if all of the following criteria are met: (i) the change in lease payments results in revised consideration for the lease that is substantially the same as, or less than, the consideration for the lease immediately preceding the change; (ii) any reduction in lease payments affects only payments originally due on or before June 30, 2021; and (iii) there is no substantive change to the other terms and conditions of the lease. Such amendment is effective for annual periods beginning on or after June 1, 2020. Earlier application is permitted. The Group has adopted this amendment early and applied the practical expedient consistently to eligible rent concessions. The Group has applied this amendment retrospectively. This amendment had no impact on retained earnings as at January 1, 2020.

Furthermore, in March 2021, the IASB issued an additional amendment that allows a one-year extension (i.e., June 30, 2022) to the above practical expedient for “COVID-19 related rent concessions” under IFRS 16 “Leases”. Such amendment is effective for annual periods beginning on or after April 1, 2021. Earlier application is permitted. The Group has adopted this amendment early and applied the above practical expedient consistently to eligible rent concessions. The Group has applied this amendment retrospectively. This amendment had no impact on retained earnings as at January 1, 2021.

Due to the adoption of such amendments, the Group recognized lease incentives of 1,799 and 1,515 in the consolidated statement of profit or loss for the year ended December 31, 2020 and 2021(see note 34), respectively.

(B) Other standards

A number of other new standards are also effective from January 1, 2020 and 2021 but they did not have a material effect on the Group’s consolidated financial statements. Specifically, the adoption by the Group of “Definition of a Business” (Amendments to IFRS 3), “Interest Rate Benchmark Reform” (Amendments to IFRS 9, IAS 39 and IFRS 7) and “Interest Rate Benchmark Reform” – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16) did not impact its consolidated financial statements.